Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Earnout shares liability		$ 20,414	$ 23,986	[1]
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability
Earnout shares liability
Interest Rate Swap Derivative Liability
Marketable Equity Securities	498	428	667
Short term investments
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability
Earnout shares liability
Interest Rate Swap Derivative Liability	25	42	134
Marketable Equity Securities
Short term investments	25,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	18,378	31,213	19,991
Earnout shares liability	15,429	34,154	29,061
Interest Rate Swap Derivative Liability
Marketable Equity Securities
Short term investments

[1]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.